Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Bread Financial 401(k) Plan
EIN #13-3163498 Plan #001
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
For the Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total That Constitutes Nonexempt Prohibited Transactions				Total Fully Corrected Under Voluntary Fiduciary Correction Program (VFCP) and Prohibited Transaction Exemption 2002-51
	$1,326,795
Check Here if Late Participant Loan Repayments are included:	Contributions Not Corrected		Contributions Corrected Outside VFCP	Corrections Pending Correction in VFCP
☑	$1,326,795	(1)
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(1)Represents delinquent participant contributions from a 2025 payroll period. The Employer has transmitted the contributions to the Plan and is in the process of transmitting the related lost earnings to the Plan.